Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Sales of products	$ 88,404	$ 70,235	$ 39,196
Service fees	18,624	17,545	14,325
Total revenues (Note 21, 22A)	107,028	87,780	53,521
Cost of revenues:
Cost of products sold	48,039	38,464	25,069
Cost of services	11,549	10,897	10,970
Total cost of revenues	59,588	49,361	36,039
Gross profit	47,440	38,419	17,482
Research and development costs	14,077	12,906	10,319
Selling, general and administrative expenses (Note 22B)	24,341	20,662	17,667
Total operating expenses	38,418	33,568	27,986
Operating income (loss)	9,022	4,851	(10,504)
Financial expenses, net (Note 22C)	(2,900)	(1,478)	(952)
Income (loss) before income taxes	6,122	3,373	(11,456)
Income tax expense (Note 23)	(744)	(557)	(386)
Net income (loss)	$ 5,378	$ 2,816	$ (11,842)
Earnings (loss) per ordinary share (Note 20):
Basic	$ 0.18	$ 0.1	$ (0.4)
Diluted	$ 0.18	$ 0.09	$ (0.4)
Weighted average number of ordinary shares outstanding:
Basic	29,557	29,259	29,218
Diluted	30,009	30,360	29,218